Dear Shareholder:

A few days ago the Hong Kong stock market came down with pneumonia, then most of the world caught the Asian flu. We, on the other hand, appear to have contracted only the 24 hour variety.

U.S. money is a world commodity because the U.S. dollar, aided by computers, can give us the value of every country's currency in seconds. Switzerland has finally joined the rest of the world and will not use gold as a currency reserve. Thus, the U.S. dollar has become the world's currency. In mere seconds, a currency can be converted from one country's stocks and bonds into cash and then moved to another nation's stocks, bonds, real estate, or cash equivalents. All of this can be done in a moment with modern electronics and computers and has resulted in our living in a truly international world.

Because of the problems facing Malaysia, Thailand, and other Southeast Asia nations, most economists have reduced their estimates for next year's growth in those countries, but they would still be growing faster than the United States or Europe. More important is the fact that all Southeast Asia is only two or three percent of our gross domestic product. Our economy will not be damaged. Our economy is in very good shape (even Mr. Greenspan said so) and I see no recession for at least the next two years. Globalization and technology will drive us for a long time. I believe the stock market had another correction, which could continue for a while before we start up again. Stocks continue to be the best long-term investment.

The events of the past several days again spotlight the folly inherent in market timing and other short-term judgments. We have always said that a successful investor is a patient, long-term investor and our Funds are designed with that philosophy in mind.

                                        Warmest regards,


                                        L. Roy Papp, Chairman
                                        October 29, 1997

                       THE L. ROY PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                              SEPTEMBER 30, 1997
                                  (Unaudited)

                                                                                Number                Market
                   Common Stocks                                               of Shares               Value
---------------------------------------------------                            ---------              ------
Financial Services ( 16.4%)
  Northern Trust Corporation
    (Bank specializing in trust services)                                         36,000            $ 2,128,500
  State Street Corporation
    (Provider of securities custodial services)                                  109,200              6,654,375
  T. Rowe Price Associates, Inc.
    (Provides investment advisory and administrative
      services to their family of no-load mutual funds)                           64,000              4,304,000
                                                                                                    -----------
                                                                                                     13,086,875
                                                                                                    -----------
Computers and Software ( 15.5%)
  Hewlett-Packard Company
    (Manufacturer of printers, computers and medical
      electronic equipment)                                                       56,000              3,895,500
  Intel Corporation
    (Manufacturer of microprocessors, microcontrollers,
      and memory chips)                                                           46,000              4,246,375
  Microsoft Corporation*
    (Personal computer software)                                                  32,000              4,234,000
                                                                                                    -----------
                                                                                                     12,375,875
                                                                                                    -----------
Industrial Services ( 14.2%)
  G&K Services Inc., Class A
    (Uniform rental service)                                                     103,000              3,579,250
  Interpublic Group of Companies, Inc.
    (Worldwide advertising agencies)                                              90,000              4,618,125
  Manpower, Inc.
    (Provider of non-government employment services)                              80,000              3,160,000
                                                                                                    -----------
                                                                                                     11,357,375
                                                                                                    -----------
Distributors ( 10.5%)
  Arrow Electronics, Inc.*
    (Distributor of electronic components and computer products)                  19,000              1,102,000
  Marshall Industries, Inc.*
    (Distributor of industrial electronic components)                            109,000              4,223,750
  Sigma-Aldrich Corp.
    (Develops, manufactures, and distributes specialty chemicals)                 66,000              2,173,875
  W.W. Grainger
    (Distributor and manufacturer of electric equipment)                          10,000                890,000
                                                                                                    -----------
                                                                                                      8,389,625
                                                                                                    -----------
Pharmaceutical ( 7.3%)
  American Home Products Corporation
    (Ethical and proprietary drugs)                                               15,000              1,095,000
  Merck & Company
    (Ethical drugs and specialty chemicals)                                       47,500              4,747,031
                                                                                                    -----------
                                                                                                      5,842,031
                                                                                                    -----------

*Non-income producing security.

                        THE L. ROY PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (Unaudited)

                                                                       Number      Market
                     Common Stocks (continued)                        of Shares     Value
--------------------------------------------------------------------  ---------  -----------
Electrical Equipment (6.2%)
 General Electric Co.
  (Diversified industrial company)                                       43,000  $ 2,926,688
 Emerson Electric Company
  (Manufacturer of electrical and electronic products and systems)       35,000    2,016,875
                                                                                 -----------
                                                                                   4,943,563
                                                                                 -----------
Consumer Services (5.1%)
 Service Corporation International
  (Funeral service; cemetery owner/operator)                            127,000    4,087,812
                                                                                 -----------

Telecommunications (4.2%)
 Motorola, Inc.
  (Manufacturer of electronic equipment)                                 47,000    3,378,125
                                                                                 -----------

Retail Stores (3.9%)
 Albertson's Inc.
  (Regional retail grocery chain)                                        30,800    1,074,150
 Walgreen Company
  (Retail drug store chain)                                              80,000    2,050,000
                                                                                 -----------
                                                                                   3,124,150
                                                                                 -----------
Restaurants (3.3%)
 McDonald's Corporation
  (Fast food restaurants and franchising)                                56,000    2,667,000
                                                                                 -----------

Consumer Products (2.7%)
 Clorox Company
  (Manufacturer of bleach and other consumer products)                   29,200    2,164,450
                                                                                 -----------

Miscellaneous (9.8%)
 Mattel, Inc.
  (Toy manufacturer)                                                     98,000    3,246,250
 Medtronic, Inc.
  (Manufacturer of implantable biomedical devices)                       55,000    2,585,000
 Millipore Corporation
  (Leading supplier of purification products)                            40,000    1,965,000
                                                                                 -----------
                                                                                   7,796,250
                                                                                 -----------

Total Common Stocks - 99.1%                                                       79,213,131

Cash and Other Assets, Less Liabilities - .9%                                        705,698
                                                                                 -----------

Net Assets - 100%                                                                $79,918,829
                                                                                 ===========

Net Asset Value Per Share
(Based on 2,631,831 shares outstanding at September 30, 1997)                    $     30.37
                                                                                 ===========

                        THE L. ROY PAPP STOCK FUND, INC.

                                   Directors
          James K. Ballinger                           L. Roy Papp
          Amy S. Clague                                Rosellen C. Papp
          Robert L. Mueller                            Bruce C. Williams
          Harry A. Papp

                                    Officers
          Chairman - L. Roy Papp                       President - Harry A. Papp

                                Vice Presidents
          Victoria S. Cavallero                        Robert L. Mueller
          George D. Clark, Jr.                         Rosellen C. Papp
          Jeffrey N. Edwards                           Bruce C. Williams
          Robert L. Hawley

                         Secretary - Robert L. Mueller
                   Assistant Secretary - Barbara D. Perleberg
                          Treasurer - Rosellen C. Papp
                      Assistant Treasurer - Julie A. Hein

                               Investment Adviser
                            L. Roy Papp & Associates
                       4400 North 32nd Street, Suite 280
                            Phoenix, Arizona  85018
                           Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                          Web: http://www.roypapp.com

                                   Custodian
                            Founders Bank of Arizona
                         7335 E. Doubletree Ranch Road
                           Scottsdale, Arizona  85258

                    Shareholder Services and Transfer Agent
                            L. Roy Papp & Associates
                       4400 North 32nd Street, Suite 280
                            Phoenix, Arizona  85018
                   Telephone: (602) 956-1115, (800) 421-4004

                         Independent Public Accountants
                              Arthur Andersen LLP
                       2 North Central Avenue, Suite 1000
                            Phoenix, Arizona  85004

                                 Legal Counsel
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                            Chicago, Illinois  60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.